Assets for Rights of Use and Lease Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted Operating Lease Payments Decrease		€ 9,603
Later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted Operating Lease Payments Decrease		€ 5,079
Barcelona
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	10 years
Arlington Texas
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		10 years
Plant and Machinery | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		3 years
Plant and Machinery | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		20 years
Motor vehicles | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		3 years
Motor vehicles | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		5 years